OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation reserve
At 1 January	£ (135)	£ (116)
At 31 December	(44)	(135)	£ (116)
Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	(135)	(116)	(116)
Currency translation differences arising in the year	91	(19)	0
At 31 December	£ (44)	£ (135)	£ (116)